PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES	NOTE 3:-PREPAID EXPENSES AND OTHER RECEIVABLES

	December 31,
	2020	2021
Government authorities	$472	$458
Prepaid expenses	387	227
Other receivables	5	22
	$864	$707